Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information
Summary of contribution of reportable segments to revenues and adjusted pre-tax income (loss) and the reconciliation to consolidated amounts
The contribution of our reportable segments to revenues and adjusted pre-tax income and the reconciliation to consolidated amounts are summarized below (in millions of dollars).

	Three Months Ended June 30,
	Revenues		Adjusted Pre-Tax Income
	2013	2012	2013	2012
Car rental	$2,329.5	$1,889.6	$363.0	$277.4
Equipment rental	384.3	335.0	74.1	42.5
Total reportable segments	2,713.8	2,224.6	437.1	319.9
Other	0.8	0.5
Total	$2,714.6	$2,225.1
Adjustments:
Other reconciling items(1)			(116.2)	(79.8)
Purchase accounting(2)			(33.1)	(29.0)
Non-cash debt charges(3)			(12.1)	(13.9)
Restructuring charges			(17.6)	(16.1)
Restructuring related charges(4)			(8.6)	(5.0)
Integration expenses(5)			(9.2)	—
Derivative gains (losses)(6)			(0.1)	—
Acquisition related costs			(9.1)	(4.5)
Other(7)			(5.4)	—
Income before income taxes			$225.7	$171.6

	Six Months Ended June 30,
	Revenues		Adjusted Pre-Tax Income
	2013	2012	2013	2012
Car rental	$4,414.3	$3,547.9	$571.4	$369.0
Equipment rental	735.4	637.1	119.9	68.4
Total reportable segments	5,149.7	4,185.0	691.3	437.4
Other	1.5	1.1
Total	$5,151.2	$4,186.1
Adjustments:
Other reconciling items(1)			(219.5)	(161.7)
Purchase accounting(2)			(66.8)	(53.0)
Non-cash debt charges(3)			(22.1)	(32.6)
Restructuring charges			(21.3)	(22.8)
Restructuring related charges(4)			(12.8)	(8.3)
Integration expenses(5)			(20.0)	—
Acquisition related costs			(11.7)	(11.4)
Other(7)			(5.4)	—
Income before income taxes			$311.7	$147.6
_______________________________________________________________________________

(1)	Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities.

(2)
Represents the purchase accounting effects of the 2005 sale of all of Hertz's stock on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of certain subsequent acquisitions on our results of operations relating to increased depreciation and amortization of tangible and intangible assets.

(3)	Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.

(5)	Primarily represents Dollar Thrifty related expenses and adjustments.

(6)	Represents the mark-to-market adjustment on our interest rate caps.

(7)	Primarily represents expenses related to litigation accruals.

The contribution of our reportable segments for the years ended December 31, 2012, 2011 and 2010 is summarized below (in millions of dollars).

	Years ended December 31,
	2012	2011	2010
Revenues
Car rental	$7,633.0	$7,083.5	$6,486.2
Equipment rental	1,385.4	1,209.5	1,070.1
Other reconciling items	2.4	5.4	6.2

Total	$9,020.8	$8,298.4	$7,562.5

Adjusted pre-tax income(a)
Car rental	$1,020.1	$850.2	$641.9
Equipment rental	$227.0	$161.6	$78.0
Depreciation of revenue earning equipment and lease charges
Car rental	$1,876.1	$1,651.4	$1,594.6
Equipment rental	272.1	254.3	273.5

Total	$2,148.2	$1,905.7	$1,868.1

Depreciation of property and equipment
Car rental	$126.9	$116.1	$112.3
Equipment rental	34.1	33.7	34.3
Other reconciling items	11.6	8.2	7.4

Total	$172.6	$158.0	$154.0

Amortization of other intangible assets
Car rental	$41.7	$32.7	$30.2
Equipment rental	40.6	35.8	33.4
Other reconciling items	1.8	1.5	1.1

Total	$84.1	$70.0	$64.7

Interest expense
Car rental	$316.3	$333.1	$401.3
Equipment rental	52.0	45.3	39.4
Other reconciling items	229.5	271.9	285.8

Total	$597.8	$650.3	$726.5

	Years ended December 31,
	2012	2011	2010
Revenue earning equipment and property and equipment
Car rental
Expenditures	$9,118.3	$9,109.9	$8,430.1
Proceeds from disposals	(7,054.4)	(7,689.4)	(7,432.7)

Net expenditures	$2,063.9	$1,420.5	$997.4

Equipment rental
Expenditures	$787.6	$617.5	$186.1
Proceeds from disposals	(192.3)	(213.8)	(124.3)

Net expenditures (proceeds)	$595.3	$403.7	$61.8

Other reconciling items
Expenditures	$20.1	$8.6	$3.9
Proceeds from disposals	(16.1)	(1.0)	(0.3)

Net expenditures	$4.0	$7.6	$3.6

	As of December 31,
	2012	2011
Total assets at end of year
Car rental	$18,454.2	$13,037.9
Equipment rental	3,623.0	3,058.9
Other reconciling items	1,213.0	1,570.5

Total	$23,290.2	$17,667.3

Revenue earning equipment, net, at end of year
Car rental	$10,710.1	$8,318.7
Equipment rental	2,198.2	1,786.7

Total	$12,908.3	$10,105.4

Property and equipment, net, at end of year
Car rental	$1,111.3	$971.3
Equipment rental	235.9	203.7
Other reconciling items	89.2	76.9

Total	$1,436.4	$1,251.9

        We operate in the United States and in international countries. International operations are substantially in Europe. The operations within major geographic areas are summarized below (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Revenues
United States	$6,313.4	$5,413.3	$4,993.7
International	2,707.4	2,885.1	2,568.8

Total	$9,020.8	$8,298.4	$7,562.5

	As of December 31,
	2012	2011
Total assets at end of year
United States	$18,140.9	$12,724.4
International	5,149.3	4,942.9

Total	$23,290.2	$17,667.3

Revenue earning equipment, net, at end of year
United States	$10,221.3	$7,621.2
International	2,687.0	2,484.2

Total	$12,908.3	$10,105.4

Property and equipment, net, at end of year
United States	$1,226.1	$1,036.7
International	210.3	215.2

Total	$1,436.4	$1,251.9

(a)
The following table reconciles adjusted pre-tax income to income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010 (in millions of dollars):

	Years Ended December 31,
	2012	2011	2010
Adjusted pre-tax income
Car rental	$1,020.1	$850.2	$641.9
Equipment rental	227.0	161.6	78.0

Total reportable segments	1,247.1	1,011.8	719.9
Adjustments:
Other reconciling items(1)	(320.5)	(306.2)	(347.9)
Purchase accounting(2)	(109.6)	(87.6)	(90.3)
Non-cash debt charges(3)	(56.4)	(105.9)	(160.6)
Restructuring charges	(38.0)	(56.4)	(54.7)
Restructuring related charges(4)	(11.1)	(9.8)	(13.2)
Derivative gains (losses)(5)	(0.9)	0.1	(3.2)
Acquisition related costs and charges(6)	(163.7)	(18.8)	(17.7)
Management transition costs	—	(4.0)	—
Pension adjustment(7)	—	13.1	—
Premiums paid on debt(8)	—	(62.4)	—
Other(9)	(44.0)	—	—

Income before income taxes	$502.9	$373.9	$32.3

(1)
Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities.

(2)
Represents the increase in amortization of other intangible assets, depreciation of property and equipment and accretion of revalued liabilities relating to purchase accounting.

(3)
Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.

(5)
Represents the mark-to-market adjustment on our interest rate cap.

(6)
Primarily represents Dollar Thrifty acquisition related expenses, change in control expenses, 'Day-1' compensation expenses and other adjustments related to the Dollar Thrifty acquisition, loss on the Advantage divestiture, expenses related to additional required divestitures and costs associated with the Dollar Thrifty acquisition, pre-acquisition interest and commitment fee expenses for interim financing associated with the Dollar Thrifty acquisition and a gain on the investment in Dollar Thrifty stock.

(7)
Represents a gain for the U.K. pension plan relating to unamortized prior service cost from a 2010 amendment that eliminated discretionary pension increases related to pre-1997 service primarily pertaining to inactive employees.

(8)
Represents premiums paid to redeem our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes.

(9)
Primarily represents expenses related to the withdrawal from a multiemployer pension plan, litigation accrual and expenses associated with the impact of Hurricane Sandy.